OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 8,949	$ 6,230
Onerous contract liability	0	276
Government authorities	2,606	2,032
Foreign currency derivative contracts	0	224
Holdback and contingent earnout	263	300
Provision for returns	9	33
Others	92	105
Total other payables and accrued expenses	$ 11,919	$ 9,200